SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated balance sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jul. 01, 2018	Jun. 30, 2018
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	$ 197,955		$ 161,012
Inventories	42,983		58,074
Deferred tax liabilities	12,173		9,366
Retained earnings	708,515		578,079
Accumulated other comprehensive income	(35,521)		$ (5,453)
Balances under previous basis [Member]
Accounts receivable, net of allowance for doubtful accounts	288,507	$ 275,216
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	128,181	161,012
Inventories	69,437	58,074
Deferred revenue	142,899	137,692
Other Tax Payables	(6,439)	7,801
Deferred tax liabilities	8,789	9,366
Retained earnings	670,600	578,079
Accumulated other comprehensive income	(37,898)
Balances under New Revenue Standard 606
Accounts receivable, net of allowance for doubtful accounts	282,594	257,013
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	197,955	179,302
Accounts receivable retention	11,858	18,203
Inventories	42,983	44,001
Deferred revenue	141,385	114,896
Other Tax Payables	665	12,737
Deferred tax liabilities	12,173	12,678
Retained earnings	708,515	596,844
Accumulated other comprehensive income	(35,522)
Effect of change higher/(lower) [Member]
Accounts receivable, net of allowance for doubtful accounts	(5,913)	(18,203)
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	69,774	18,290
Accounts receivable retention	11,858	18,203
Inventories	(26,454)	(14,073)
Deferred revenue	(1,514)	(22,796)
Other Tax Payables	7,104	4,936
Deferred tax liabilities	3,384	3,312
Retained earnings	37,915	$ 18,765
Accumulated other comprehensive income	$ 2,376